Supplemental Financial Statement Information	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Supplemental Financial Statement Information
Supplemental financial statement information

Inventories consist of the following:

	October 31, 2015	July 31, 2015
Propane gas and related products	$68,420	$68,731
Appliances, parts and supplies	27,659	28,023
Inventories	$96,079	$96,754

In addition to inventories on hand, Ferrellgas, L.P. enters into contracts primarily to buy propane for supply procurement purposes with terms up to 36 months. Most of these contracts call for payment based on market prices at the date of delivery. As of October 31, 2015, Ferrellgas, L.P. had committed, for supply procurement purposes, to take delivery of approximately 51.0 million gallons of propane at fixed prices.

Property, plant and equipment, net consist of the following:

		October 31,	July 31,
	Estimated useful lives	2015	2015
Land	Indefinite	$34,359	$34,389
Land improvements	2-20	13,329	13,249
Building and improvements	20	71,748	71,923
Vehicles, including transport trailers	8-20	202,139	228,646
Bulk equipment and district facilities	5-30	110,833	111,657
Tanks, cylinders and customer equipment	2-30	771,569	772,904
Salt water disposal wells and related equipment	2-23	44,969	38,460
Rail cars	30	150,392	150,235
Injection stations	20	38,562	37,619
Pipeline	15	4,074	4,074
Computer and office equipment	2-5	120,896	123,386
Construction in progress	n/a	21,665	16,841
		1,584,535	1,603,383
Less: accumulated depreciation		643,252	638,166
Property, plant and equipment, net		$941,283	$965,217

Other current liabilities consist of the following:

	October 31, 2015	July 31, 2015
Accrued interest	$39,951	$15,275
Accrued payroll	17,643	17,485
Customer deposits and advances	38,602	28,792
Price risk management liabilities	27,639	31,450
Other	71,194	83,174
Other current liabilities	$195,029	$176,176

Shipping and handling expenses are classified in the following condensed consolidated statements of earnings line items:

	For the three months ended October 31,
	2015	2014
Operating expense	$40,535	$45,790
Depreciation and amortization expense	1,115	1,449
Equipment lease expense	6,429	4,866
	$48,079	$52,105

During the three month period ended October 31, 2015, Ferrellgas, L.P. committed to a plan to dispose of certain assets in its Midstream operations - crude oil logistics segment. As of October 31, 2015, this plan resulted in 69 tractor trucks sold and 136 tractor trucks reclassified from "Vehicles, including transport trailers" to Assets held for sale. For the three months ended October 31, 2015, Loss on disposal of assets and other includes a loss of $1.3 million related to the sale of these trucks and $12.1 million related to the write-down of these trucks classified as Assets held for sale. Loss on disposal of assets and other consists of:

	For the three months ended October 31,
	2015	2014
Loss on assets held for sale	$12,112	$—
Loss on sale of assets held for sale	1,259	—
Loss on sale of assets	1,546	961
Loss on disposal of assets and other	$14,917	$961

Supplemental financial statement information

Inventories consist of the following:

	January 31, 2016	July 31, 2015
Propane gas and related products	$60,248	$68,731
Crude oil	5,720	—
Appliances, parts and supplies	26,520	28,023
Inventories	$92,488	$96,754

In addition to inventories on hand, Ferrellgas, L.P. enters into contracts primarily to buy propane for supply procurement purposes with terms up to 36 months. Most of these contracts call for payment based on market prices at the date of delivery. As of January 31, 2016, Ferrellgas, L.P. had committed, for supply procurement purposes, to take delivery of approximately 102.7 million gallons of propane at fixed prices.

Property, plant and equipment, net consist of the following:

		January 31,	July 31,
	Estimated useful lives	2016	2015
Land	Indefinite	$35,581	$34,389
Land improvements	2-20	13,441	13,249
Building and improvements	20	72,248	71,923
Vehicles, including transport trailers	8-20	213,038	228,646
Bulk equipment and district facilities	5-30	111,669	111,657
Tanks, cylinders and customer equipment	2-30	768,720	772,904
Salt water disposal wells and related equipment	2-30	52,095	38,460
Rail cars	30	173,513	150,235
Injection stations	20	32,178	37,619
Pipeline	15	4,074	4,074
Computer and office equipment	2-5	121,055	123,386
Construction in progress	n/a	23,503	16,841
		1,621,115	1,603,383
Less: accumulated depreciation		654,120	638,166
Property, plant and equipment, net		$966,995	$965,217

Other current liabilities consist of the following:

	January 31, 2016	July 31, 2015
Accrued interest	$14,855	$15,275
Accrued payroll	13,978	17,485
Customer deposits and advances	30,226	28,792
Price risk management liabilities	34,907	31,450
Other	54,962	83,174
Other current liabilities	$148,928	$176,176

Shipping and handling expenses are classified in the following condensed consolidated statements of earnings line items:

	For the three months ended January 31,		For the six months ended January 31,
	2016	2015	2016	2015
Operating expense	$43,881	$48,125	$84,225	$93,915
Depreciation and amortization expense	1,082	1,327	2,197	2,777
Equipment lease expense	6,486	5,713	12,915	10,578
	$51,449	$55,165	$99,337	$107,270

During the three month period ended October 31, 2015, Ferrellgas, L.P. committed to a plan to dispose of certain assets in its Midstream operations - crude oil logistics segment. As of October 31, 2015, this plan resulted in 69 tractor trucks sold and 136 tractor trucks reclassified from "Vehicles, including transport trailers" to Assets held for sale and were recorded at the lower of carrying value or estimated fair value, less an estimate of costs to sell. The estimate of fair value included significant unobservable inputs (Level 3 fair value). During the three month period ended January 31, 2016, 15 of these tractor trailers were sold, 69 were repurposed and reclassified to property, plant, and equipment as held for use within other Ferrellgas businesses, which constitutes a change in plan, and 52 tractor trucks remain classified as held for sale. Loss on disposal of assets and other during the three and six month periods ended January 31, 2016 consists of:

	For the three months ended January 31,		For the six months ended January 31,
	2016	2015	2016	2015
Loss on assets held for sale	$—	$—	$12,112	$—
(Gain) loss on sale of assets held for sale	(468)	—	791	—
Loss on sale of assets	2,992	1,414	4,538	2,375
Loss on disposal of assets and other	$2,524	$1,414	$17,441	$2,375

Supplemental financial statement information

Inventories consist of the following:

	2015	2014
Propane gas and related products	$68,731	$121,111
Appliances, parts and supplies	28,023	24,858
Inventories	$96,754	$145,969

In addition to inventories on hand, Ferrellgas, L.P. enters into contracts primarily to buy propane for supply procurement purposes. Most of these contracts have terms of less than one year and call for payment based on market prices at the date of delivery. All supply procurement fixed price contracts have terms of fewer than 36 months. As of July 31, 2015, Ferrellgas, L.P. had committed, for supply procurement purposes, to take delivery of approximately 80.5 million gallons of propane at fixed prices.

Property, plant and equipment, net consist of the following:

	Estimated useful lives	2015	2014
Land	Indefinite	$34,389	$31,890
Land improvements	2-20	13,249	12,812
Buildings and improvements	20	71,923	68,492
Vehicles, including transport trailers	8-20	228,646	95,701
Bulk equipment and district facilities	5-30	111,657	109,739
Tanks, cylinders and customer equipment	2-30	772,904	772,402
Salt water disposal wells and related equipment	2-23	38,460	24,288
Rail cars	30	150,235	—
Injection stations	20	37,619	—
Pipeline	15	4,074	—
Computer and office equipment	2-5	123,386	116,265
Construction in progress	n/a	16,841	7,029
		1,603,383	1,238,618
Less: accumulated depreciation		638,166	626,831
Property, plant and equipment, net		$965,217	$611,787

Depreciation expense totaled $61.3 million, $58.3 million and $59.3 million for fiscal 2015, 2014 and 2013, respectively.

Other current liabilities consist of the following:

	2015	2014
Accrued interest	$15,275	$10,176
Accrued payroll	17,485	37,120
Customer deposits and advances	28,792	25,412
Price risk management liabilities	31,450	83
Other	83,174	50,362
Other current liabilities	$176,176	$123,153

Shipping and handling expenses are classified in the following consolidated statements of earnings line items:

	For the year ended July 31,
	2015	2014	2013
Operating expense	$174,105	$190,999	$181,932
Depreciation and amortization expense	5,127	5,829	5,744
Equipment lease expense	22,667	15,807	14,028
	$201,899	$212,635	$201,704